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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21042

                   Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)

  NUMBER OF
   SHARES                                                                                  VALUE
------------                                                                           ------------
               COMMON STOCKS (92.3%)
               Aerospace & Defense (7.6%)
      40,600   Alliant Techsystems, Inc. *                                             $  4,297,510
      57,700   DRS Technologies, Inc.                                                     3,096,759
      57,800   Goodrich Corp.                                                             3,615,390
     100,400   Spirit Aerosystems Holdings, Inc. (Class A)*                               2,773,048
                                                                                       ------------
                                                                                         13,782,707
                                                                                       ------------
               Agricultural Commodities/Milling (2.9%)
     154,800   Corn Products International, Inc.                                          5,232,240
                                                                                       ------------
               Beverages: Alcoholic (1.7%)
      69,600   Molson Coors Brewing Co. (Class B)                                         3,109,032
                                                                                       ------------
               Broadcasting (0.9%)
     178,600   Sinclair Broadcast Group, Inc. (Class A) *                                 1,607,400
                                                                                       ------------
               Chemicals: Agricultural (2.5%)
      27,800   Agrium Inc. (Canada) [ ][ ]                                                1,790,876
      70,400   Scotts Miracle - Gro Company (The) (Class A)                               2,748,416
                                                                                       ------------
                                                                                          4,539,292
                                                                                       ------------
               Chemicals: Specialty (1.5%)
      49,200   Cytec Industries, Inc.                                                     2,785,212
                                                                                       ------------
               Commercial Printing/Forms (3.6%)
     206,800   Cenveo Inc. *                                                              3,213,672
      95,400   Donnelley (R.R.) & Sons Co.                                                3,328,506
                                                                                       ------------
                                                                                          6,542,178
                                                                                       ------------
               Computer Peripherals (3.7%)
     235,000   Electronics for Imaging, Inc. *                                            3,468,600
     106,400   Zebra Technologies Corp. (Class A) *                                       3,267,544
                                                                                       ------------
                                                                                          6,736,144
                                                                                       ------------
               Containers/Packaging (6.2%)
      53,300   Owens-Illinois, Inc. *                                                     2,686,320
     155,400   Pactiv Corp. *                                                             4,445,994
     433,600   Smurfit-Stone Container Corp. *                                            4,114,864
                                                                                       ------------
                                                                                         11,247,178
                                                                                       ------------
               Data Processing Services (4.6%)
     256,200   Broadridge Financial Solutions Inc.                                        5,549,292
      65,800   Computer Sciences Corp. *                                                  2,784,656
           1   Metavante Technologies                                                            15
                                                                                       ------------
                                                                                          8,333,963
                                                                                       ------------
               Electric Utilities (0.5%)
      46,800   PNM Resources Inc.                                                           904,176
                                                                                       ------------
               Electrical Products (2.8%)
     121,164   Belden CDT Inc.                                                            5,125,237
                                                                                       ------------
               Finance/Rental/Leasing (1.2%)
     158,500   Avis Budget Group, Inc.                                                    2,115,975
                                                                                       ------------
               Financial Conglomerates (2.8%)
     423,500   Conseco Inc. *                                                             5,098,940
                                                                                       ------------
               Gas Distributors (1.6%)
     107,000   UGI Corp.                                                                  2,848,340
                                                                                       ------------
               Industrial Machinery (1.1%)
      62,400   Kennametal Inc.                                                            1,911,312
                                                                                       ------------
               Information Technology Services (3.6%)
      97,600   Amdocs Ltd. (Guernsey) *                                                   3,229,584
     138,700   Teradata Corp. *                                                           3,303,834
                                                                                       ------------
                                                                                          6,533,418
                                                                                       ------------

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
               Internet Software/Services (0.5%)
      40,900   Check Point Software Technologies Ltd. (Israel) *                            871,170
                                                                                       ------------
               Life/Health Insurance (1.9%)
      59,900   Reinsurance Group of America, Inc.                                         3,472,403
                                                                                       ------------
               Medical Specialties (1.6%)
     119,200   PerkinElmer, Inc.                                                          2,966,888
                                                                                       ------------
               Medical/Nursing Services (1.0%)
      88,460   Apria Healthcare Group, Inc. *                                             1,877,121
                                                                                       ------------
               Metal Fabrications (0.9%)
      29,200   General Cable Corp. *                                                      1,693,892
                                                                                       ------------
               Miscellaneous Commercial Services (6.9%)
      86,700   Brink's Co. (The)                                                          5,256,621
     208,340   MAXIMUS, Inc.                                                              7,350,235
                                                                                       ------------
                                                                                         12,606,856
                                                                                       ------------
               Office Equipment/Supplies (1.7%)
     232,894   Acco Brands Corp. *                                                        3,155,714
                                                                                       ------------
               Oil & Gas Production (1.6%)
      70,000   Pioneer Natural Resources Co. *                                            2,933,000
                                                                                       ------------
               Oilfield Services/Equipment (2.6%)
      39,279   Exterran Holdings Inc.  *                                                  2,562,562
      53,260   Superior Energy Services, Inc. *                                           2,135,193
                                                                                       ------------
                                                                                          4,697,755
                                                                                       ------------
               Packaged Software (1.8%)
     248,866   MSC. Software Corp. *                                                      3,230,281
                                                                                       ------------
               Pharmaceuticals: Generic Drugs (1.8%)
      61,500   Barr Pharmaceuticals Inc.*                                                 3,209,685
                                                                                       ------------
               Property - Casualty Insurers (4.9%)
      17,800   Everest Re Group, Ltd. (ADR) (Bermuda)                                     1,810,082
      99,143   Hanover Insurance Group                                                    4,515,964
       5,400   White Mountains Insurance Group, Ltd. (Bermuda)                            2,619,000
                                                                                       ------------
                                                                                          8,945,046
                                                                                       ------------
               Pulp & Paper (1.5%)
      94,200   MeadWestvaco Corp.                                                         2,637,600
                                                                                       ------------
               Real Estate Investment Trusts (1.6%)
     177,800   Host Hotels & Resorts Inc.                                                 2,976,372
                                                                                       ------------
               Restaurants (0.9%)
     176,100   AFC Enterprises, Inc.                                                      1,632,447
                                                                                       ------------
               Savings Banks (0.6%)
      87,600   TFS Financial Corp. *                                                      1,045,944
                                                                                       ------------
               Services to the Health Industry (1.9%)
     142,600   IMS Health Inc.                                                            3,406,714
                                                                                       ------------
               Specialty Insurance (4.6%)
      68,700   Assurant, Inc.                                                             4,457,943
       8,330   Markel Corp. *                                                             3,856,790
                                                                                       ------------
                                                                                          8,314,733
                                                                                       ------------
               Specialty Stores (1.4%)
     109,000   PetSmart, Inc.                                                             2,492,830
                                                                                       ------------
               Specialty Telecommunications (1.6%)
      78,000   CenturyTel, Inc.                                                           2,878,980
                                                                                       ------------
               Tools/Hardware (2.5%)
      92,300   Snap-On, Inc.                                                              4,533,776
                                                                                       ------------
               TOTAL COMMON STOCKS
                 (Cost $150,691,657)                                                    168,031,951
                                                                                       ------------

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
  PRINCIPAL
  AMOUNT IN                                                        COUPON   MATURITY
  THOUSANDS                                                         RATE      DATE
------------                                                       ------   --------
               CONVERTIBLE BOND (1.9%)
               Biotechnology
      $3,400   Invitrogen Corp.                                      1.50%  02/15/24
                  (Cost $2,999,885)                                                       3,493,500
                                                                                       ------------

  NUMBER OF
SHARES (000)
------------
               SHORT-TERM INVESTMENT (A) (4.3%)
               Investment Company
       7,901   Morgan Stanley Institutional Liquidity Money
                  Market Portfolio - Institutional Class
                  (Cost $7,901,212)                                                       7,901,212
                                                                                       ------------
               TOTAL INVESTMENTS
                  (Cost $161,592,754)(b)                                        98.6%   179,426,663
               OTHER ASSETS IN EXCESS OF LIABILITIES                             1.4      2,533,068
                                                                               -----   ------------
               NET ASSETS                                                      100.0%  $181,959,731
                                                                               =====   ============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.

     Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity

     Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $333,626, for the period ended January 31, 2008.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008


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